Financial Instruments And Hedging Activities (Summary Of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes receivable, Carrying Amounts	$ 1,053	[1]	$ 1,222	[1]
Notes receivable, Estimated Fair Value	1,058	[1]	1,423	[1]
Carrying Amounts			51,000	[2]
Fixed Rate Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fixed rate debt, Carrying Amounts	1,077,783	[1],[3]	935,122	[1],[3]
Fixed rate debt, Estimated Fair Value	1,218,321	[1],[3]	977,258	[1],[3]
Variable Rate Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Variable rate debt, Carrying Amounts	175,000	[1]	225,237	[1]
Variable rate debt, Estimated Fair Value	174,979	[1]	224,304	[1]
Senior Unsecured Revolving Credit Facility [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Estimated Fair Value		[1]	51,000	[1]
Carrying Amounts		[1]	51,000	[1]
Interest Rate Swaps [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Amounts	(26,746)	[4]	(10,109)	[4]
Interest Rate Swaps [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Amounts	$ (26,746)	[4]	$ (10,109)	[4]

[1]	The fair values of our notes receivable and borrowings were estimated using a discounted cash flow methodology. Credit spreads and market interest rates used to determine the fair value of these instruments are based on unobservable Level 3 inputs which management has determined to be its best estimate of current market values.
[2]	The Company refinanced its $300 million senior unsecured revolving credit facility in June 2011. The new facility expires on June 3, 2015 and bears interest at either 0.65% to 1.35% over prime or 1.65% to 2.35% over LIBOR, per annum at our election, depending upon our leverage ratio. We have issued two letters of credit secured by the senior unsecured credit facility totaling $9.8 million.
[3]	The carrying amount of our fixed rate debt includes premiums and discounts as a result of the difference between the fair value and face value of debt assumed in connection with our acquisition activities.
[4]	The fair value of our interest rate swap is determined using the market standard methodology of netting the discounted future fixed cash flows and the discounted expected variable cash flows based on an expectation of future interest rates derived from Level 2 observable market interest rate curves. We also incorporate a credit valuation adjustment, which is derived using unobservable Level 3 inputs, to appropriately reflect both our nonperformance risk and the respective counterparty's nonperformance risk in the fair value measurement. For further discussion on the fair value of our interest rate swap, see Note 2—Significant Accounting Policies.